Debt and Other Credit Facilities (Consolidated Leverage Ratio) (Details)	12 Months Ended
Dec. 31, 2020
Greater than or equal to 3.25 to 1.00
Debt Instrument [Line Items]
Commitment Fee	0.35%
Less than 3.25 to 1.00 but greater than or equal to 2.25 to 1.00
Debt Instrument [Line Items]
Commitment Fee	0.30%
Less than 2.25 to 1.00 but greater than or equal to 1.25 to 1.00
Debt Instrument [Line Items]
Commitment Fee	0.25%
Less than 1.25 to 1.00
Debt Instrument [Line Items]
Commitment Fee	0.20%
Revolver and Term Loan A | LIBOR Margin | Greater than or equal to 3.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Revolver and Term Loan A | LIBOR Margin | Less than 3.25 to 1.00 but greater than or equal to 2.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Revolver and Term Loan A | LIBOR Margin | Less than 2.25 to 1.00 but greater than or equal to 1.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Revolver and Term Loan A | LIBOR Margin | Less than 1.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Revolver and Term Loan A | Base Rate Margin | Greater than or equal to 3.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
Revolver and Term Loan A | Base Rate Margin | Less than 3.25 to 1.00 but greater than or equal to 2.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolver and Term Loan A | Base Rate Margin | Less than 2.25 to 1.00 but greater than or equal to 1.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	0.75%
Revolver and Term Loan A | Base Rate Margin | Less than 1.25 to 1.00
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%